Organization and Basis of Presentation (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation	Jun. 21, 2016	Jun. 21, 2016